Critical Accounting Judgements, Estimates and Key Sources of Assumption Uncertainty	12 Months Ended
Dec. 31, 2022
Critical Accounting Judgements, Estimates and Key Sources of Assumption Uncertainty
Critical Accounting Judgements, Estimates and Key Sources of Assumption Uncertainty

5.Critical Accounting Judgements, Estimates and Key Sources of Assumption Uncertainty

The preparation of these consolidated financial statements requires management to make critical judgements in applying the Group’s accounting policies and make critical assumptions and estimates concerning future events. Assumptions and estimates may differ from the actual results and are continually evaluated and adjusted based on historical experience and other factors. Such assumptions and estimates have a significant risk of causing a material adjustment to the carrying amounts of assets and liabilities within the next financial year; and the related information is addressed below:

5(1) Critical judgements in applying the Group’s accounting policies:

A.	Preferred shares

The classification of preferred shares is determined based on its nature and rights which is described in the Shareholders Agreement. Preferred shares are classified as liabilities when it is convertible to a variable number of its equity instruments or an unconditional obligation to deliver cash or another financial asset exist. Pursuant to the Shareholders Agreement, the Group has no unconditional right to avoid delivering cash to settle its contractual obligations. Also pursuant to the Shareholders Agreement, in the event of either Deemed Liquidation Event or execution of Redemption Rights is not controllable by the Group, the Group has no unconditional right to avoid delivering cash to settle its contractual obligations. Furthermore, given the conversion price might be further adjusted based on the Shareholders Agreement, the Group has, or might have, a contractual obligation to deliver a variable number of its equity instruments. As a result, the preferred shares are classified as financial liabilities.

B.	Revenue recognition at a point in time or over time

The Group recognizes the revenue by determining whether the performance obligations are satisfied at a point in time or over time. In terms of Licensing, the Group recognized revenue at the point when customized apps or licenses are transferred to its customers, which customers obtain control over the customized apps or licenses simultaneously with no further maintenance or other services to be provided by the Group. In terms of AR/AI cloud solutions and Subscription, the Group delivers services to its customers and recognized revenue within the contract period on a straight-line basis. The Group grants access of its server or apps to its customers and is obliged to maintain the services operational through the contract period. The access is terminated once the contract expires and no further extension were made by both parties. After termination of the contract, the customers can no longer have access to the server or apps. In terms of Advertisement, the Group recognized revenue within the contract period on a usage basis.

As a result, based on the different feature of the services, the Group recognized revenue at a point in time or overtime, respectively.

5(2) Critical accounting estimates and assumptions:

A.	Fair value measurement of convertible preferred shares

The issuance of convertible preferred shares by the Group was recognized under ‘financial liabilities designated as at fair value through profit or loss on initial recognition’ due to their compound instrument feature. The fair value of convertible preferred shares is determined considering those companies’ recent funding raising activities and technical development status, fair value assessment of other companies of the same type, market conditions and other economic indicators existing on balance sheet date. Any changes in these judgements and estimates will impact the fair value measurement of these convertible preferred shares. Please refer to Note 12(3) for the financial instruments fair value information.

As of December 31, 2021 and 2022, the carrying amounts of the Group’s convertible preferred shares were $ 259,230 and $-, respectively. Please refer to Note 6(8) for the preferred shares information.

B.	Fair value measurement of warrant liabilities

Public warrants, Private Placement Warrants and Forward Purchase Warrants assumed in connection with the Recapitalization were recognized under financial liabilities at fair value through profit or loss. The fair value of the warrants were measured at fair value using Monte Carlo simulation model on the Closing Date. The fair value of the Public Warrants was subsequently measured based on the listed market price. The fair value of the Private Placement Warrants and Forward Purchase Warrants were subsequently measured using a Monte Carlo simulation model each measurement date.

As of December 31, 2021 and 2022, the carrying amounts of the Group’s warrant liabilities were $- and $3,207, respectively. Please refer to Note 6(8) for the warrant liabilities information and refer to Note 12(3) for the financial instruments fair value information.

C.	Fair value measurement of earnout shares

The valuation of the Group’s Sponsor Earnout Promote Shares on the Closing Date requires the use of option pricing models or other valuation techniques. The fair value is determined using a Monte Carlo simulation model for the Sponsor Earnout Promote Shares. Please refer to 6(12) for the key assumption used for estimating the fair value of the Sponsor Earnout Promote Shares.

D.	Fair value measurement of Perfect Class A Ordinary Shares

For the calculation of the listing expense, the Company issued an aggregate of 6,764 thousand shares to acquire Provident’s net assets on the Closing Date, excluding the impact of PIPE and FPA investors. The fair value used to measure the Company’s Class A Ordinary Shares are the based on the opening market price of Provident of $8.35 (in dollars) per share as of October 28, 2022. Please refer to 6(26) “Recapitalization”.